Disposal of a subsidiary (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Disposal Of Subsidiary
Schedule of disposal of a subsidiary

Consideration	RMB	$
Fair value of the 7% equity interest in Yanbian BF	4,000,000	562,000
Cash	1,000,000	140,500
Total	5,000,000	702,500
Analysis of assets and liabilities disposed:
Computer and office equipment, fixtures and furniture		2,401
Right of use assets		21,770
Accounts receivable		102,284
Inventories, net		615,009
Prepaid expenses and other current assets		18,965
Cash at banks		1,264
Accrued expenses and other current liabilities		(42,150)
Lease liabilities – non-current		(4,817)
		714,726
Release of exchange reserve		78,264
Release of pre-acquisition accumulated losses		434,573
		1,227,563
Total sale consideration		702,500
Loss on disposal of a subsidiary		525,063

Consideration	RMB	$
Fair value of the 7% equity interest in Yanbian BF	4,000,000	562,000
Cash	1,000,000	140,500
Total	5,000,000	702,500
Analysis of assets and liabilities disposed:
Computer and office equipment, fixtures and furniture		2,401
Right of use assets		21,770
Accounts receivable		102,284
Inventories, net		615,009
Prepaid expenses and other current assets		18,965
Cash at banks		1,264
Accrued expenses and other current liabilities		(42,150)
Lease liabilities - non-current		(4,817)
		714,726
Release of exchange reserve		78,264
Release of pre-acquisition accumulated losses		434,573
		1,227,563
Total sale consideration		702,500
Loss on disposal of a subsidiary		525,063